Pension Schemes - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) yr	Dec. 31, 2016 GBP (£) yr
Disclosure of defined benefit plans [line items]
Expected pension deficit funding contribution	£ 37
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit scheme liabilities | yr	20	20
United States [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit scheme liabilities | yr	13	13
Funded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 4,690	£ 4,760
Unfunded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	239	243
Defined benefit pension plans [member]
Disclosure of defined benefit plans [line items]
Deferred tax asset	66	£ 145
Defined benefit pension plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Deficit funding contributions for a long-term employee benefit fund	110
UK [member]
Disclosure of defined benefit plans [line items]
Expected pension deficit funding contribution	£ 20